Commitments and Contingencies - Narrative Part 3 (Details) - USD ($)				3 Months Ended		12 Months Ended			156 Months Ended	159 Months Ended
	Jun. 05, 2017	May 22, 2017	Sep. 23, 2016	Mar. 31, 2021	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2017	Dec. 31, 2015
Commitments and Contingencies
Term barred from conducting any outbound telemarketing	2 years
Phase two expected expenditures						$ 10,000,000,000
Unrecognized tax benefits						188,141,000	$ 208,152,000	$ 194,136,000	$ 188,141,000		$ 201,162,000
Total rent expense for operating leases						$ 312,000,000	357,000,000	$ 449,000,000
Other accrued expenses
Commitments and Contingencies
Claim amount		$ 1,200
Maximum
Commitments and Contingencies
Term of programming contracts						10 years
Minimum
Commitments and Contingencies
Term of programming contracts						1 year
Prepaid Business Sale [Member]
Commitments and Contingencies
Payment to acquire certain wireless licenses and related assets				$ 3,590,000,000		$ 3,590,000,000
Dish Network
Commitments and Contingencies
Payment to acquire certain wireless licenses and related assets						11,000,000,000	11,000,000,000		11,000,000,000	$ 12,000,000,000
DISH Network L.L.C.
Commitments and Contingencies
Aggregate winning bids						210,000,000
Northstar Spectrum And SNR Holdco
Commitments and Contingencies
Non-controlling investments												$ 10,000,000,000
Northstar Spectrum And SNR Holdco | Dish Network
Commitments and Contingencies
Non-controlling investments				10,000,000,000		$ 10,000,000,000			10,000,000,000	10,000,000,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company
Commitments and Contingencies
Bidding credit credits			25.00%
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Maximum
Commitments and Contingencies
Claim amount			$ 11,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Minimum
Commitments and Contingencies
Claim amount			$ 5,500
Krakauer Action
Commitments and Contingencies
Litigation expense paid to the court					$ 61,000,000
Telemarketing Litigation
Commitments and Contingencies
Demonstration requirements period	5 years
Loss Contingency Accrual	$ 280,000,000
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services						5 years
Telemarketing Litigation | Other accrued expenses
Commitments and Contingencies
Loss Contingency Accrual						$ 280,000,000	$ 280,000,000		280,000,000
Telemarketing Litigation | DISH Network L.L.C.
Commitments and Contingencies
Claim amount						270,000,000
Telemarketing Litigation | DISH Network L.L.C. | Other accrued expenses
Commitments and Contingencies
Payments to FCC as deposit for Auction 1000						210,000,000
ClearPlay, Inc.
Commitments and Contingencies
Loss contingency				$ 543,000,000		$ 543,000,000			$ 543,000,000	$ 543,000,000